Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified																			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2013 Buildings and land improvements	Dec. 31, 2012 Buildings and land improvements	Dec. 31, 2011 Buildings and land improvements	Dec. 31, 2013 Machinery, equipment and other	Dec. 31, 2012 Machinery, equipment and other	Dec. 31, 2011 Machinery, equipment and other	Dec. 31, 2013 Equipment leased to others	Dec. 31, 2012 Equipment leased to others	Dec. 31, 2011 Equipment leased to others	Dec. 31, 2013 Construction-in-process	Dec. 31, 2012 Construction-in-process	Dec. 31, 2011 Construction-in-process	Dec. 31, 2013 Minimum Buildings and land improvements	Dec. 31, 2013 Minimum Machinery, equipment and other	Dec. 31, 2013 Minimum Equipment leased to others	Dec. 31, 2013 Maximum Buildings and land improvements	Dec. 31, 2013 Maximum Machinery, equipment and other	Dec. 31, 2013 Maximum Equipment leased to others
Property, plant and equipment
Useful Lives (Years)																			20 years	3 years	1 year	45 years	10 years	10 years
Total property, plant and equipment, at cost	$ 31,316	$ 29,932	$ 27,326	$ 688	$ 723	$ 753	$ 6,928	$ 6,214	$ 5,857	$ 16,793	$ 16,073	$ 14,435	$ 5,365	$ 4,658	$ 4,285	$ 1,542	$ 2,264	$ 1,996
Less: Accumulated depreciation	(14,241)	(13,471)	(12,931)										(1,521)	(1,383)	(1,406)
Property, plant and equipment - net	17,075	16,461	14,395										3,844	3,275	2,879
Commitments for the purchase or construction of capital assets	269
Assets recorded under capital leases
Gross capital leases	125	134	131
Less: Accumulated depreciation	(50)	(58)	(75)
Net capital leases	75	76	56
Minimum rental payments on assets recorded under capital leases were:
2014	10
2015	14
2016	22
2017	7
2018	7
Thereafter	47
Minimum rental payments to be received for equipment leased to others were:
2014	916
2015	626
2016	379
2017	191
2018	95
Thereafter	$ 45